CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Financial Income and Expenses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income:
Interest and other financial income	kr 120	kr 63	kr 41
Realized and unrealized gains on marketable securities (fair value through the income statement), net	9
Realized and unrealized gains on fair value hedges, net		2	30
Realized and unrealized exchange rate gains, net	99	178
Total financial income	228	243	72
Financial expenses:
Interest and other financial expenses	(7)		(2)
Realized and unrealized losses on marketable securities (fair value through the income statement), net		(11)	(20)
Realized and unrealized exchange rate losses, net			(330)
Total financial expenses	7	11	352
Net financial items	221	232	280
Interest and other financial income on financial assets measured at amortized cost	kr 22	kr 8	2
Interest and other financial expenses on financial liabilities measured at amortized cost			kr 3
Increase in exchange rate due to positive impact on our USD denominated portfolio	6.6759%	6.5213%	6.2067%
Decrease in exchange rate due to negative impacted on our USD denominated portfolio			6.2067%	7.0528%